Cash flows information - Disclosure of Transactions not Requiring Use of Cash Flows (Details) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investing activities
Right-of-use assets	$ (1,448,622)	$ (960,197)	$ (1,422,168)	$ (2,133,410)	$ (987,846)
Property, furniture, equipment, lease-hold improvements	(71,285)	(463,204)	(178,685)	(441,131)	(178,030)
Initial public offering capitalized costs	(9,525)
Financing activities
Lease liabilities	1,448,622	960,197	1,422,168	2,133,410	987,846
Long-term debt	71,285	$ 463,204	$ 178,685	$ 441,131	$ 178,030
Debt with related parties	(4,391)
Accounts payable and accrued expenses	$ 4,391